Income tax - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 110,900	€ 95,000
Unused tax losses	€ 105,900	91,800		€ 88,300
Deferred tax rate (percent)	25.80%
Net loss for the period	€ (68,132)	(39,700)
Curadigm SAS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss for the period	(4,900)
Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses				86,200
France | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 423,000	€ 367,000		€ 331,000
U.S. | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset | $			$ 0.2		$ 3.1